Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Description of the Plan	Description of Plan
A brief description of the Plan follows and is provided for general information only. Participants should refer to the entire plan document for complete information.

(a)    General

The Plan is administered by the ONEOK Benefit Plan Administration Committee (the Plan Administrator) and is provided for the benefit of the employees of ONEOK and its wholly owned subsidiaries. The Plan is a defined contribution plan that covers all eligible employees of the Company and its wholly owned subsidiaries and is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA). Temporary employees and interns are generally not eligible to participate in the Plan. Leased employees and employees who are not U.S. residents and receive no earned income from the Company which constitutes U.S. source income, are not eligible to participate in the Plan.

(b)    Participation and Contributions

An eligible employee can begin participation in the Plan as of their date of hire and is enrolled automatically at a 6% pretax contribution rate, unless the employee opts out of the Plan or elects a different contribution rate. There is no minimum service or age requirement for participation (except for temporary employees and interns who are subject to certain service requirements). Participants may make pretax and/or Roth 401(k) contributions of any whole percentage of their eligible compensation up to a combined maximum of 50% each pay period, subject to certain contribution limitations. In addition to pretax and/or Roth 401(k) contributions, participants may make after-tax contributions of any whole percentage of their eligible compensation up to a maximum of 6% each pay period, subject to certain contribution limitations. Earnings on pretax and after-tax contributions are taxable at the time of distribution.

Participants’ pretax contributions and/or Roth 401(k) contributions automatically increase annually by 1% until the participants’ contribution percentage reaches 10%. Participants may opt out of the automatic increases or elect a different contribution increase percentage.

Participants age 50 and older before the end of the calendar year may make an additional pretax or Roth 401(k) catch-up contribution in excess of the 2025 Internal Revenue Service (IRS) elective deferral limit of $23,500 and other applicable Plan limits. The maximum catch-up contribution allowed in 2025 was $7,500 for participants attaining age 50 or older in the calendar year (or $11,250 for participants attaining ages 60-63 in the calendar year).
Employees are eligible for Company matching contributions immediately upon enrollment in the Plan. The Company matches pretax, Roth 401(k), catch-up and/or after-tax contributions up to a combined maximum of 6% of eligible compensation each pay period. The Company also makes a “true-up matching contribution” equal to the first 6% of eligible compensation contributed by a participant for the Plan year, minus any matching contributions already made for the Plan year on the participant’s behalf. Participants must be employed on the last day of the Plan year to receive a true-up matching contribution, unless they terminate employment during the Plan year due to death, total disability or retirement (provided the participant is at least age 50 with five consecutive years of service).

The Company makes profit-sharing contributions under the Plan for employees who are not actively accruing benefits in a defined benefit pension plan maintained by the Company or any other affiliate or related organization, including employees who irrevocably elected prior to January 1, 2025 to cease benefit accruals in the Magellan Pension Plan as of December 31, 2024. Effective January 1, 2025, quarterly profit-sharing contributions increased to 6% from 1% of each profit-sharing participant’s eligible compensation during the quarter. A participant must be actively employed on the last day of the calendar quarter or have terminated during the quarter due to death, total disability or retirement (provided the participant is at least age 50 with five consecutive years of service) to qualify for the contribution. The Company may also make annual discretionary profit-sharing contributions. Participants must be actively employed on the last day of the year or have terminated during the year due to death, total disability or retirement (provided the participant is at least age 50 with five consecutive years of service) to qualify for an annual discretionary contribution. For the 2025 Plan year, profit-sharing contributions totaled $52 million.

For the profit-sharing contribution feature of the Plan, an eligible employee begins participation on his or her date of hire. There is no minimum service or age requirement for participation (except for temporary employees and interns who are subject to certain service requirements).

The Plan is a defined contribution plan subject to limits on the total combined employee and employer annual contributions. For 2025, the maximum for employee and employer combined annual contributions was the lesser of 100% of the participant’s compensation or $70,000, pursuant to the Internal Revenue Code (the Code) section 415 (c)(1)(A). These limits may be adjusted periodically by the IRS.

(c)    Participant Accounts

Participants have the right to direct the investment of their account balances, including their contributions and the Company’s matching and profit-sharing contributions. If no investment option is elected by a participant, the funds in the participant’s account are invested in the target date fund maturing closest to the year in which the participant will attain age 65. Participants may direct the investment of their account balances to more than one option. However, the minimum investment that can be directed to any one option is 1%, and whole increments of 1% must be used.

Participants may direct the sale or other disposition of securities in their account and may change their investment elections with Fidelity Management Trust Company (Plan Trustee) on a daily basis except during scheduled suspension periods. Neither the Company nor the Plan Trustee guarantees the value of the investments nor do they indemnify any participant against any loss that may result from such investments.

All interest, dividends and other income received by the Plan Trustee and all gains and losses from the sale of securities are credited or charged to the respective participant’s account. Brokerage commissions, transfer taxes, and other charges and expenses in connection with the purchase or sale of securities for the Plan are either added to the cost of the securities purchased or deducted from the proceeds of the sale. The cost charged to a participant’s account for each share of ONEOK common stock purchased is 2.9 cents.

ONEOK dividends are subject to ONEOK Board of Directors (Board) approval and are generally paid quarterly. A record date for determining the shareholders entitled to receive a quarterly dividend is set by the Board.

All dividends paid on ONEOK common stock are reinvested in ONEOK common stock. Dividends reinvested are considered contributions but are not subject to Plan limits or limits under applicable rules of the IRS. Any dividends paid that are considered a return on capital are generally treated as a reduction in the basis of the participants’ shares held in the Plan.
Certain investment options have implemented excessive trading restrictions and/or redemption fees, which are designed to protect the interests of all investors in the investment option. The excessive trading restrictions limit purchases and exchanges by an investor within a given period of time (other than contributions and loan repayments).

If a participant is an officer or an employee in certain designated work groups (regardless of the level of position), the participant must obtain approval of all trading activity, except for certain regular payroll contributions, in the participant’s Plan account that involves ONEOK common stock prior to the execution of the transaction. For these employees, there are specific periods during which the participant may buy or sell ONEOK common stock during the year. Generally, these periods begin two business days after the public release of quarterly or annual financial results for ONEOK and continue until the first day of the following calendar quarter.

(d)    Vesting

Participant and Company contributions to a participant account and dividends and interest, if any, attributable to the participant account are immediately and fully vested for the benefit of that participant upon receipt by the Plan Trustee (subject to subsequent loss, if any, through a decline in the market value of investments).

(e)    Distributions and Withdrawals

Participants may borrow from the Plan a minimum of $1,000 with a maximum amount generally not to exceed $50,000 or 50% of the participant’s nonforfeitable eligible account balance, whichever is less. Participant loans are reflected as notes receivable from participants in the Statements of Net Assets Available for Benefits. The Plan allows a participant up to two loans at any time. Profit-sharing contributions are not eligible for loans.

The participant loans have a repayment schedule not to exceed 60 months, with the exception of proceeds used to purchase a principal residence, in which case the term of the loan repayment may be for a period not to exceed 120 months. The participant has the option to repay the loan in full at any time without penalty.

The interest rate on a participant loan is determined at origination and remains the same throughout the term of the repayment schedule. Interest rates on the participant loans at December 31, 2025, ranged from 3.25% to 10.50%.

In-service withdrawals from a participant’s account are permitted under specific circumstances, as follows:
•After-tax employee contributions may be withdrawn, limited to one withdrawal per calendar year.
•Unlimited in-service withdrawals are permitted when participants reach age 59½. Profit-sharing contributions are not eligible for age 59½ in-service withdrawals.
•Unlimited in-service withdrawals are permitted from rollover contributions from another plan.
•Former Western Resources, Inc. employees have a grandfathered withdrawal option with respect to matching contributions based on their account balances as of January 11, 1999. A withdrawal under the grandfathered withdrawal option results in a six-month suspension of Company matching on new contributions by the participant into the Plan.
•Up to the lesser of $10,500 or 50% of the participants account balance may be withdrawn within the one-year period following certain domestic abuse incidents.
•Up to $22,000 may be withdrawn by a qualified individual in connection with a qualified disaster within 180 days of the first day of the qualified disaster or the date of the qualified disaster is declared, whichever is later.
•Up to $1,000 may be withdrawn for certain emergency personal or family expenses, limited to one withdrawal per calendar year and subject to other restrictions.

In-service withdrawals for domestic abuse, qualified disasters and emergency personal or family expenses may be repaid to the Plan within three years of the withdrawal, if the participant is eligible to make a rollover contribution to the Plan at that time.

Hardship withdrawals from elective deferrals, including earnings, are also permitted. No hardship withdrawal shall be permitted unless the participant has obtained all currently available distributions from the participant’s account, other than hardship distributions or loans, and all other plans of deferred compensation maintained by the Company and its affiliates.
Profit-sharing and matching contributions are not eligible for hardship withdrawals.

The full value of the participant’s Plan account balance becomes payable if any of the following occur:
1.the participant retires or otherwise terminates employment with the Company, for any reason;
2.the participant dies;
3.the Plan is terminated; or
4.the Plan is modified in such a way that it adversely affects the participant’s right to the use of or withdrawal from the account (if the participant’s request is made within 90 days of the effective date of the modification), subject to any applicable legal requirements.

If a participant retires or otherwise terminates employment with the Company and the total account balance is more than $7,000, the participant may leave the balance in the Plan, make a direct rollover from the Plan to another employer’s qualified retirement plan or an IRA or receive a single lump-sum payment or installment payments from the Plan as soon as administratively possible. If the participant’s account balance does not exceed $7,000, the full value of the account will be distributed to the participant as soon as administratively possible, unless the participant directs a rollover to another employer’s qualified plan or an IRA. If the participant does not request a distribution and the account balance is $1,000 or less, a lump-sum cash payment will be made. If a distribution is not requested and the balance exceeds $1,000 but not $7,000, the account balance will be transferred to an IRA established on behalf of the participant.

Eligible participants may elect, in lieu of a single lump-sum payment, to receive distributions under a systematic withdrawal plan providing for cash installment payments payable annually, semi-annually, quarterly, monthly or other periodic time period as permitted by the Plan and as designated by the participant.

If a participant receives an eligible rollover distribution from the Plan, the IRS generally requires the Plan to automatically withhold 20% for federal income taxes, which is submitted to the IRS by the Plan Trustee on behalf of the participant. In addition to federal income taxes, some states require mandatory withholding of state income taxes on taxable distributions. The 20% federal income taxes and applicable state income taxes are not withheld if a participant elects to make a direct rollover of the distribution to an IRA or another employer’s qualified retirement plan. An additional 10% excise tax generally will be imposed on the taxable portion of distributions or withdrawals unless the participant has reached age 59½, or separates from the Company after attainment of age 55.

(f)    Plan Termination

Although it has not expressed any intent to do so, the Company has the right to terminate the Plan at any time subject to the provisions of ERISA and the Code. Upon termination of the Plan, each participant would receive distribution of the entire balance of their Plan account.